Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement Of Comprehensive Income [Abstract]
Loss for the period	$ (24,544)	$ (5,484)
Items that may be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	81	(365)
Exchange differences on translation of foreign operations	408	(332)
Other comprehensive (loss)/income for the period, net of tax	489	(697)
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (24,055)	$ (6,181)